Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statement of Comprehensive Income
Products, sales to affiliates	$ 835	$ 846	$ 745
Other comprehensive income (loss), income tax benefit (expense)	$ 0	$ 27	$ (10)